j.p. morgan acceptance corporation ii ABS-15G

Exhibit 99.17

Report Pulled:	5/5/2025
Loan Count:	2
Fields Reviewed	Discrepancy Count	Percentage
No Discrepancies	0	0.00%

Report Pulled:	5/5/2025
Loan Count:	2
Audit ID	Customer Loan Number	SellerLoanID	Borrower Last Name	Field	Tape Data	Review Data